Summary of significant accounting policies (Details) - Schedule of property and equipment using the straight-line method	12 Months Ended
Dec. 31, 2022
Office Equipment [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property Plant and Equipment Estimated Useful Life	5 years
Computer Software, Intangible Asset [Member] | Minimum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property Plant and Equipment Estimated Useful Life	2 years
Computer Software, Intangible Asset [Member] | Maximum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property Plant and Equipment Estimated Useful Life	3 years
Furniture and Fixtures [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property Plant and Equipment Estimated Useful Life	10 years
Servers [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property Plant and Equipment Estimated Useful Life	3 years
Leasehold Improvements [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property Plant and Equipment Estimated Useful Life	Useful life or lease term, whichever is lower